SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)
Disclosure of operating segments [line items]
Number of segments | segment			2
Net revenues	$ 20,899	$ 1,563	$ 21,955	$ 3,300
Operating loss	12,500	12,380	29,516	21,593
Commercial Operations
Disclosure of operating segments [line items]
Net revenues	20,899	1,563	21,955	3,300
Operating loss	8,029	3,604	20,332	5,871
Research and Development
Disclosure of operating segments [line items]
Operating loss	$ 4,471	$ 8,776	$ 9,184	$ 15,722